Restructuring - Schedule of Restructuring Costs (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Expense	$ 0.8	$ 0.0	$ 0.0	$ 4.6	$ 10.0
Total pre-tax and restructuring charges			$ 0.0	$ 4.6	$ 10.0